SUBSEQUENT EVENTS	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

On April 19, 2022, the Company entered a Securities Purchase Agreement with GHS whereby GHS agreed to purchase, Two Hundred and Fifty Thousand Dollars ($250,000) of the Company’s Series B Convertible Preferred Stock in exchange for Two Hundred and Fifty (250) shares of Series B Convertible Preferred Stock.

The Company issued to GHS commitment shares of Ten (10) shares of Series B Convertible Preferred Stock and a warrant (the “Warrant”) to purchase the number of shares of common stock issuable upon conversion of the Series B Convertible Preferred Stock (the “Warrant Shares”). The Company has agreed to register the shares of common stock issuable pursuant to the conversion of the Series B Convertible Preferred Stock and the Warrant Shares.

In connection with this issuance, the Company amended and restated its Certificate of Designation increasing the authorized Series B shares from 1,600 shares to 2,500 shares.

Additionally, subsequent to March 31, 2022 the Company issued 15,229,816 shares to shareholders of Stage It pursuant to the February 13, 2022 Merger Agreement between the Company and Stage It.

NOTE 14 – SUBSEQUENT EVENTS

On February 13, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with VNUE Acquisition Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“MergerCo”), Stage It Corp., a Delaware corporation (“Stage It”), and the stockholders’ representative for Stage It, pursuant to which the Company will acquire Stage It for up to $10 million (the “Merger Consideration”), by merging MergerCo with and into Stage It, with Stage It continuing as the surviving entity and wholly-owned subsidiary of the Company (the “Merger”). Through the period ended March 17, 2022 the Company had spent approximately $1,414,000 in cash on the acquisition. The transaction closed on February 14, 2022.

Pursuant to the Merger Agreement, and subject to the terms and conditions set forth therein, at the closing of the Merger (the “Closing”), each of Stage It’s outstanding shares (including common and preferred shares) will be converted into the right to receive the applicable portion of the Merger Consideration. A portion of the Merger Consideration will be paid in cash and take the form of satisfying certain outstanding debt obligations of Stage It, as outlined in a Closing Payment Certificate of the Merger Agreement, and the other portion will be paid in shares of the Company’s common stock or preferred stock, with the actual number of such shares to be issued reduced by the cash component outlaid in the transaction. A portion of the Merger Consideration, $1 million, will be held back for the purposes of satisfying certain contingent obligations of Stage It.

The Merger Agreement also allows for the issuance of earn out shares, not to exceed the overall Merger Consideration, provided that certain EBIDTA requirements are met over the course of 18 months.

Stage It Corp [Member]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

On February 13, 2022, the Company entered into an agreement with VNUE, Inc. to sell 100% of the ownership of the Company in a $10,000,000 stock transaction comprised of approximately $1,500,000 in cash and up to $8,500,000 in restricted VNUE common stock, some of which is milestone based. The transaction closed on February 14, 2022.

NOTE 9 – SUBSEQUENT EVENTS

Subsequent to December 31, 2020 the Company received $700,922 in proceeds comprised of a promissory loan for $250,000 at 15% interest, advances from VNUE of $35,000 and $415,922 under the terms of revenue factoring agreement with three different lenders at an average rate of 18%

On February 13, 2022, the Company entered into an agreement with VNUE, Inc. to sell 100% of the ownership of the Company in a $10,000,000 stock transaction comprised of approximately $1,500,000 in cash and up to $8,500,000 in restricted VNUE common stock, some of which is milestone based.